Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
Schedule of changes in carrying amount of goodwill
	As of December 31,	As of March 31,
	2017	2018
	US$	US$

Balance at beginning of the period	693	736
Foreign currency translation difference	43	29

Balance at end of the period	736	765

	As of December 31,
	2016	2017
	US$	US$

Balance as of January 1	741	693
Foreign currency translation difference	(48)	43

Balance as of December 31	693	736